T. ROWE PRICE Health Sciences Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.4%
BIOTECHNOLOGY 29.3%
Major Biotechnology 6.3%
Alkermes (1) 76,805 2,369
Amgen  634,354 134,895
Biogen (1) 526,309 148,940
BioNTech, ADR (1) 888,020 242,421
Exact Sciences (1) 1,328,703 126,825
Exact Sciences CMO Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 3,726,272 2,981
Exact Sciences Expense Fund, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 3,795 4
Exact Sciences FDA Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 1,863,136 1,490
Neurocrine Biosciences (1) 365,109 35,018
Novavax (1) 291,207 60,370
Seagen (1) 998,710 169,581
Vertex Pharmaceuticals (1) 1,558,054 282,615
1,207,509
Other Biotechnology 23.0%
AADI Biosciences, Acquisition Date: 8/27/21, Cost $5,305 (1)(3) 405,655 11,318
AC Immune (1) 335,619 2,252
ACADIA Pharmaceuticals (1) 1,096,469 18,212
Acceleron Pharma (1) 1,526,603 262,728
Acerta Future Payments, EC, Acquisition Date: 6/30/21,
Cost $25,373 (1)(2)(3) 25,372,879 22,772
Adaptive Biotechnologies (1) 1,255,261 42,666
ADC Therapeutics (1) 1,072,666 29,134
Agios Pharmaceuticals (1) 570,909 26,347
Akero Therapeutics (1) 320,250 7,158
Alector (1) 513,521 11,719
Allogene Therapeutics (1) 1,265,834 32,532
Alnylam Pharmaceuticals (1) 1,202,350 227,016
Annexon (1) 584,685 10,881
Apellis Pharmaceuticals (1) 1,237,214 40,779
Arvinas (1) 549,763 45,180
Ascendis Pharma, ADR (1) 813,997 129,743
Atea Pharmaceuticals (1) 933,093 32,714
Avidity Biosciences (1) 963,638 23,734
BeiGene, ADR (1) 260,250 94,471
Blueprint Medicines (1) 730,223 75,074
C4 Therapeutics (1) 1,169,227 52,241
Centessa Pharmaceuticals, Acquisition Date: 1/29/21,
Cost $7,143 (1)(3) 649,336 10,302

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Cerevel Therapeutics Holdings (1) 1,769,216 52,192
CM Life Sciences III SPAC/EQRX PIPE (1)(4) 884,467 7,896
Cortexyme (1) 65,500 6,004
CRISPR Therapeutics (1) 251,390 28,138
CureVac (1) 405,872 22,169
Day One Biopharmaceuticals (1) 200,661 4,762
Day One Biopharmaceuticals, Acquisition Date: 2/2/21,
Cost $3,646 (1)(3) 270,332 6,094
Deciphera Pharmaceuticals (1) 96,883 3,292
Denali Therapeutics (1) 1,432,855 72,288
DICE Therapeutics (1) 474,448 15,538
Dicerna Pharmaceuticals (1) 868,406 17,507
Enanta Pharmaceuticals (1) 220,225 12,511
Evotec (EUR) (1) 887,021 42,060
Exelixis (1) 4,276,740 90,410
Fate Therapeutics (1) 1,206,059 71,483
Flame Biosciences, Acquisition Date: 9/28/20, Cost $5,500 (1)(2)
(3) 839,721 5,500
Generation Bio (1) 1,736,219 43,527
Genmab (DKK) (1) 215,537 94,173
Genmab, ADR (1) 45,647 1,995
Ginkgo Bioworks, Acquisition Date: 5/11/21, Cost $5,479 (1)(3) 547,946 6,033
Ginkgo Bioworks, Acquisition Date: 6/30/19-9/9/19,
Cost $21,415 (1)(3) 7,090,407 78,069
Ginkgo Bioworks, Earn Out Shares $12.50, Acquisition Date:
9/17/21, Cost $— (1)(3) 212,707 1,770
Ginkgo Bioworks, Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $— (1)(3) 212,706 1,701
Ginkgo Bioworks, Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $— (1)(3) 212,706 1,638
Ginkgo Bioworks, Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $— (1)(3) 212,706 1,581
Global Blood Therapeutics (1) 159,954 4,076
IGM Biosciences (1) 377,037 24,794
Imago Biosciences (1) 240,093 4,809
Imago Biosciences, Acquisition Date: 11/12/20, Cost $5,370 (1)(3) 529,300 10,072
Immuneering (1)(5) 401,531 10,661
Immuneering, Series B, Acquisition Date: 12/21/20-5/4/21,
Cost $7,155 (1)(3)(5) 974,629 24,583
Immunocore Holdings, ADR (1) 304,616 11,292
Incyte (1) 2,310,007 158,882
Insmed (1) 2,316,374 63,793
Intellia Therapeutics (1) 475,904 63,843
Ionis Pharmaceuticals (1) 1,308,767 43,896
Iovance Biotherapeutics (1) 1,467,698 36,193
IVERIC bio (1) 2,537,772 41,213

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Karuna Therapeutics (1) 427,366 52,280
Kodiak Sciences (1) 1,364,585 130,973
Kronos Bio (1) 552,898 11,589
Kymera Therapeutics (1) 758,404 44,549
Longboard Pharmaceuticals (1)(5) 780,435 6,954
Lonza Group (CHF)  77,625 58,227
MeiraGTx Holdings (1) 494,331 6,515
Mersana Therapeutics (1) 241,556 2,278
Mirati Therapeutics (1) 702,359 124,254
Moderna (1) 1,276,162 491,144
Monte Rosa Therapeutics (1) 393,209 8,761
Monte Rosa Therapeutics, Inc., Acquisition Date: 3/11/21,
Cost $7,109 (1)(3) 679,381 14,380
Novocure (1) 563,219 65,429
Nurix Therapeutics (1) 729,228 21,848
Prelude Therapeutics (1) 328,791 10,275
Progenic Pharmaceuticals, CVR  842,223 41
Protagonist Therapeutics (1) 388,176 6,878
Prothena (1) 1,006,244 71,675
PTC Therapeutics (1) 414,054 15,407
Radius Health (1) 507,175 6,294
RAPT Therapeutics (1) 738,777 22,939
Reata Pharmaceuticals, Class A (1) 186,798 18,794
Regeneron Pharmaceuticals (1) 447,297 270,695
REGENXBIO (1) 238,760 10,009
Relay Therapeutics (1) 370,846 11,693
Repligen (1) 137,815 39,827
Replimune Group (1) 1,248,619 37,009
REVOLUTION Medicines (1) 848,590 23,345
Rocket Pharmaceuticals (1) 694,370 20,755
Sage Therapeutics (1) 433,051 19,188
Sarepta Therapeutics (1) 279,992 25,894
Scholar Rock Holding (1) 952,830 31,462
Seres Therapeutics (1) 471,039 3,278
Stoke Therapeutics (1) 254,758 6,481
Tenaya Therapeutics (1) 296,851 6,130
Tenaya Therapeutics, Acquisition Date: 12/17/20, Cost $5,355 (1)
(3) 430,747 8,450
Turning Point Therapeutics (1) 531,122 35,282
Ultragenyx Pharmaceutical (1) 1,525,947 137,625
uniQure (1) 416,122 13,320
Vividion Therapeutics, EC, Acquisition Date: 8/25/21, Cost $—  (1)
(2) 291,060 288
Vividion Therapeutics, Milestone Payment, Acquisition Date:
8/25/21, Cost $— (1)(2)(3) 2,328,482 1,138

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Vividion Therapeutics, Milestone Payment, Acquisition Date:
8/25/21, Cost $— (1)(2)(3) 1,746,361 1,024
Vividion Therapeutics, Milestone Payment 3, Acquisition Date:
8/25/21, Cost $— (1)(2)(3) 1,746,361 711
Xencor (1) 988,502 32,284
Zai Lab, ADR (1) 436,922 46,047
Zentalis Pharmaceuticals (1) 915,673 61,020
Zymeworks (1) 490,021 14,230
4,444,080
Total Biotechnology 5,651,589
CONSUMER NONDURABLES 0.2%
Hospital Supplies/Hosp Management 0.2%
PROCEPT BioRobotics (1) 268,312 10,236
PROCEPT BioRobotics, Acquisition Date: 6/10/21,
Cost $13,279 (1)(3) 694,834 25,183
Total Consumer Nondurables 35,419
LIFE SCIENCES 14.3%
Life Sciences 14.3%
Abcam (GBP) (1) 1,471,081 29,485
Agilent Technologies  2,218,531 349,485
Berkeley Lights (1) 331,312 6,481
Bio-Techne  118,351 57,349
Bruker  2,029,650 158,516
Danaher  2,423,520 737,816
Invitae (1) 901,387 25,626
MaxCyte (1) 422,700 5,161
Mettler-Toledo International (1) 45,060 62,064
Olink Holding, ADR (1) 1,693,859 41,076
Ortho Clinical Diagnostics Holdings (1) 3,577,780 66,117
Pacific Biosciences of California (1) 2,701,237 69,017
Pacific Biosciences of California, Acquisition Date: 7/21/21,
Cost $9,789 (1)(3) 365,964 8,883
Quanterix (1) 596,234 29,687
Quantum-Si (1) 1,866,008 15,563
Quidel (1) 436,942 61,674
Rapid Micro Biosystems, Acquisition Date: 3/9/21, Cost $6,665 (1)
(3) 370,289 6,497
Rapid Micro Biosystems, Class A (1) 336,580 6,217
Schrodinger (1) 207,182 11,329
Seer (1) 2,630,514 90,832
SomaLogic (1) 551,066 6,828
SomaLogic, Acquisition Date: 11/20/20-9/15/21, Cost $15,668 (1)
(3) 3,873,442 45,592
SomaLogic, Acquisition Date: 3/29/21, Cost $7,566 (1)(3) 756,585 8,905

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
SomaLogic, Warrants, 2/3/21 (1) 110,601 382
SomaLogic, Earn Out Shares $20, Acquisition Date: 9/2/21,
Cost $— (1)(3) 3,873,442 321
Thermo Fisher Scientific  1,422,670 812,814
Twist Bioscience (1) 398,661 42,645
Total Life Sciences 2,756,362
MISCELLANEOUS 0.4%
Miscellaneous 0.4%
Health Sciences Acquisitions Corp 2 (1) 688,861 6,813
Helix Acquisition, Class A (1)(5) 639,149 6,308
Revolution Healthcare Acquisition (1) 1,738,886 17,128
Royalty Pharma, Class A  1,597,128 57,720
Total Miscellaneous 87,969
PHARMACEUTICALS 9.6%
European Major - Pharmaceuticals 0.5%
Merck (EUR)  447,337 96,821
Zeneca, CVR, Acquisition Date: 7/18/13, Cost $0 (1)(2)(3) 375,635 —
96,821
Major Pharmaceuticals 9.1%
AbbVie  2,638,952 284,664
AstraZeneca, ADR  6,584,457 395,462
Daiichi Sankyo (JPY)  1,400,200 37,219
Eisai (JPY)  344,900 25,836
Eli Lilly  2,243,718 518,411
Merck  4,520,546 339,538
PMV Pharmaceuticals (1) 96,760 2,883
Roche Holding (CHF)  430,837 157,243
1,761,256
Specialty Pharmaceuticals 0.0%
Cara Therapeutics (1) 383,715 5,928
5,928
Total Pharmaceuticals 1,864,005
PRODUCTS & DEVICES 18.1%
Implants 8.8%
AtriCure (1) 305,070 21,218
Becton Dickinson & Company  980,714 241,079
Intuitive Surgical (1) 738,824 734,502
iRhythm Technologies (1) 284,041 16,633
Stryker  1,682,049 443,590
Teleflex  405,745 152,783
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $13,998 (1)(2)(3) 113,564 14,845

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Zimmer Biomet Holdings  444,930 65,120
1,689,770
Other Products & Devices 9.3%
10X Genomics, Class A (1) 503,125 73,245
Alcon (CHF)  512,034 41,460
Argenx, ADR (1) 824,888 249,116
Avantor (1) 4,373,940 178,894
Burning Rock Biotech, ADR (1) 456,624 8,164
Catalent (1) 804,457 107,049
Cooper  197,335 81,561
Dexcom (1) 284,357 155,503
Hologic (1) 2,907,559 214,607
ICU Medical (1) 7,833 1,828
Inari Medical (1) 167,497 13,584
Insulet (1) 313,825 89,199
Lantheus Holdings (1) 878,190 22,552
Nevro (1) 245,132 28,528
Outset Medical (1) 641,577 31,720
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $31,622 (1)(2)
(3) 8,397,988 10,665
Penumbra (1) 546,904 145,750
Shockwave Medical (1) 1,000,171 205,915
Warby Parker, Class A (1) 2,443,421 129,624
1,788,964
Total Products & Devices 3,478,734
SERVICES 20.5%
Distribution 0.3%
Option Care Health (1) 1,666,189 40,422
Shop Apotheke Europe (EUR) (1) 68,332 10,062
50,484
Information 0.3%
Definitive Healthcare (1) 615,230 26,350
Sema4 Holdings (1) 1,419,923 10,777
Sema4 Holdings, Warrants, 10/23/20 (1) 253,101 537
Sophia Genetics (1) 1,146,130 20,092
57,756
Information 1.9%
Doximity, Class A (1)(5) 574,338 46,349
Doximity, Series C, Acquisition Date: 4/10/14, Cost $4,993 (1)(3)
(5) 2,071,266 158,793
Veeva Systems, Class A (1) 594,731 171,384
376,526

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Other Services 3.3%
Accolade (1) 444,589 18,748
Agiliti (1) 1,604,221 30,544
Certara (1) 896,790 29,684
Elanco Animal Health (1) 930,291 29,667
Guardant Health (1) 872,150 109,028
Multiplan (1) 1,988,518 11,195
Pennant Group (1) 504,314 14,166
Phreesia (1) 1,174,872 72,490
West Pharmaceutical Services  652,954 277,205
Wuxi Biologics Cayman (HKD) (1) 2,858,500 46,366
639,093
Payors 12.8%
Alignment Healthcare (1) 2,570,009 41,069
Anthem  811,789 302,635
Bright Health Group, Acquisition Date: 9/16/20, Cost $21,284 (1)
(3) 3,127,275 24,243
Centene (1) 4,396,641 273,955
Cigna  918,399 183,827
Humana  823,804 320,583
Molina Healthcare (1) 665,900 180,665
UnitedHealth Group  2,901,526 1,133,742
2,460,719
Providers 1.9%
agilon health (1) 936,437 24,544
FS Development SPAC/Pardes Bio PIPE (1)(4) 530,954 4,755
HCA Healthcare  1,150,869 279,339
Oak Street Health (1) 465,354 19,791
Surgery Partners (1) 823,568 34,870
363,299
Total Services 3,947,877
Total Miscellaneous Common Stocks  4.0% (6) 776,610
Total Common Stocks (Cost $8,717,035) 18,598,565
CONVERTIBLE PREFERRED STOCKS 3.0%
BIOTECHNOLOGY 0.9%
Other Biotechnology 0.9%
Affinivax, Series C, Acquisition Date: 1/6/21, Cost $13,396 (1)(2)
(3) 424,076 13,396
Delfi Diagnostics, Series A, Acquisition Date: 1/12/21,
Cost $4,465 (1)(2)(3) 2,152,801 4,465

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
FOG Pharma, Series C, Acquisition Date: 1/11/21-8/2/21,
Cost $6,251 (1)(2)(3) 431,391 6,251
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $22,096 (1)
(2)(3) 1,864,632 22,096
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $4,236 (1)(2)(3) 829,412 4,236
Gyroscope Therapeutics, Series C-1, Acquisition Date: 3/30/21,
Cost $8,178 (1)(2)(3) 3,555,744 8,178
Insitro, Series B, Acquisition Date: 5/21/20, Cost $5,505 (1)(2)(3) 883,580 16,161
Insitro, Series C, Acquisition Date: 4/7/21, Cost $10,762 (1)(2)(3) 588,382 10,762
Laronde, Series B, Acquisition Date: 7/28/21, Cost $32,757 (1)(2)
(3) 1,169,887 32,757
Lianbio, Series A, Acquisition Date: 10/28/20, Cost $11,481 (1)(2)
(3) 202,628 11,481
Nutcracker Therapeutics, Series C, Acquisition Date: 8/27/21,
Cost $11,050 (1)(2)(3) 1,027,785 11,050
Prime Medicine, Series B, Acquisition Date: 4/19/21,
Cost $7,119 (1)(2)(3) 1,625,121 7,119
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $9,004 (1)(2)(3) 978,705 9,004
Scribe Therapeutics, Series B, Acquisition Date: 3/17/21,
Cost $6,219 (1)(2)(3) 1,027,755 6,219
Theseus Pharmaceuticals, Series B, Acquisition Date: 2/9/21,
Cost $4,456 (1)(3) 514,797 5,838
Treeline, Series A, Acquisition Date: 4/9/21, Cost $7,220 (1)(2)(3) 922,369 7,220
Total Biotechnology 176,233
CONSUMER NONDURABLES 0.2%
Healthcare Services 0.2%
Capsule, Series D, Acquisition Date: 4/7/21, Cost $12,364 (1)(2)(3) 853,213 12,364
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,181 (1)(2)(3) 296,922 13,596
Color Health, Series D-1, Acquisition Date: 1/13/20,
Cost $9,358 (1)(2)(3) 438,696 20,088
Total Consumer Nondurables 46,048
LIFE SCIENCES 0.7%
Life Sciences 0.7%
Clear Labs, Series C, Acquisition Date: 5/13/21, Cost $13,294 (1)
(2)(3) 3,830,773 13,294
Element Biosciences, Series C, Acquisition Date: 6/21/21,
Cost $17,704 (1)(2)(3) 861,217 17,704
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $12,829 (1)(2)
(3) 1,452,941 12,829
Lumicks Tech, Series D, Acquisition Date: 4/14/21,
Cost $8,875 (1)(2)(3) 4,954 8,875

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $16,458 (1)(2)(3) 1,204,832 53,507
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $18,957 (1)(2)(3) 426,855 18,957
Total Life Sciences 125,166
PRODUCTS & DEVICES 0.1%
Capital Equipment 0.0%
Reflexion Medical, Acquisition Date: 4/3/20, Cost $2,142 (1)(2)(3) 1,123,437 2,561
Reflexion Medical, Series C, 1/2/24, Acquisition Date: 4/3/18,
Cost $4,243 (1)(2)(3) 2,507,885 5,718
8,279
Implants 0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18, Cost $8,574 (1)
(2)(3)(5) 8,849,057 8,989
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $12,516 (1)
(2)(3)(5) 12,320,393 12,516
21,505
Total Products & Devices 29,784
SERVICES 1.1%
Other Services 1.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $10,374 (1)(2)(3) 3,758,668 30,445
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $18,471 (1)(2)(3) 2,280,334 18,471
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $7,103 (1)(2)(3) 1,558,570 10,307
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $6,139 (1)(2)(3) 928,231 6,139
PrognomIQ, Series A-4, Acquisition Date: 11/15/19,
Cost $1,356 (1)(2)(3)(5) 593,540 1,356
PrognomIQ, Series A-5, Acquisition Date: 5/12/20, Cost $1,174 (1)
(2)(3)(5) 513,797 1,174
PrognomIQ, Series B, Acquisition Date: 9/11/20, Cost $8,533 (1)
(2)(3)(5) 3,734,140 8,533
Tempus Labs, Series D, 1/2/24, Acquisition Date: 3/16/18,
Cost $8,876 (1)(2)(3) 946,886 53,000
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $10,607 (1)(2)(3) 633,505 36,166
Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost $4,279 (1)
(2)(3) 172,826 9,948
Tempus Labs, Series G, Acquisition Date: 2/6/20, Cost $4,284 (1)
(2)(3) 111,715 6,462

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Tempus Labs, Series G-2, Acquisition Date: 11/19/20,
Cost $6,720 (1)(2)(3) 117,271 6,720
188,721
Providers 0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $7,539 (1)(2)(3) 3,130,941 9,898
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $6,626 (1)(2)(3) 2,095,807 6,626
16,524
Total Services 205,245
Total Convertible Preferred Stocks (Cost $414,771) 582,476
PREFERRED STOCKS 0.7%
LIFE SCIENCES 0.7%
Life Sciences 0.7%
Sartorius (EUR)  195,622 124,535
Total Life Sciences 124,535
Total Preferred Stocks (Cost $28,101) 124,535
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 0.05% (5)(7) 34,557,789 34,558
Total Short-Term Investments (Cost $34,558) 34,558
Total Investments in Securities 100.3%
(Cost $9,194,465) $ 19,340,134
Other Assets Less Liabilities (0.3)% (51,806)
Net Assets 100.0% $ 19,288,328

T. ROWE PRICE Health Sciences Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,098,014 and represents 5.7% of net assets.
(4) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at September 30, 2021, was $14,154 and was valued at $12,651 (0.1% of net assets).
(5) Affiliated Companies
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
ADR American Depositary Receipts
CHF Swiss Franc
CVR Contingent Value Rights
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Health Sciences Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Doximity, Class A  $ — $ 27,028 $ —
Doximity, Series C  — 115,038 —
Helix Acquisition, Class A  — (614) —
Immuneering  — 4,638 —
Immuneering, Series B  — 17,427 —
Kardium, Series D-5  — 415 —
Kardium, Series D-6  — — —
Longboard Pharmaceuticals  (14) (512) —
Longboard Pharmaceuticals, Series A  — — —
PrognomIQ, Series A-4  — — —
PrognomIQ, Series A-5  — — —
PrognomIQ, Series B  — — —
Seer ++ 4,572 79,326 —
T. Rowe Price Government Reserve Fund, 0.05% — — 16
Affiliates not held at period end — (136,935) —
Totals $ 4,558# $ 105,811 $ 16+

T. ROWE PRICE Health Sciences Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
Doximity, Class A  $ — $ 19,321 $ — $ 46,349
Doximity, Series C  * — — 158,793
Helix Acquisition, Class A  * — — 6,308
Immuneering  — 6,023 — 10,661
Immuneering, Series B  — 7,156 — 24,583
Kardium, Series D-5  * — — 8,989
Kardium, Series D-6  — 12,516 — 12,516
Longboard Pharmaceuticals  — 7,498 32 6,954
Longboard Pharmaceuticals,
Series A  4,157 — 4,157 —
PrognomIQ, Series A-4  1,356 — — 1,356
PrognomIQ, Series A-5  1,174 — — 1,174
PrognomIQ, Series B  8,533 — — 8,533
Seer ++ 15,584 — 4,078 90,832
Seer, Class A  136,935 — — —
T. Rowe Price Government
Reserve Fund, 0.05% 6,500  ¤  ¤ 34,558
Total $ 411,606^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Includes previously reported affiliates Seer and Seer, Class A acquired through a corporate action.
+ Investment income comprised $16 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $141,607.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Health Sciences Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Health Sciences Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Health Sciences Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Health Sciences Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at September 30, 2021, totaled $80,099,000 for the period ended
September 30, 2021.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 17,423,858 $ 1,113,289 $ 61,418 $ 18,598,565
Convertible Preferred Stocks — 5,838 576,638 582,476
Preferred Stocks — 124,535 — 124,535
Short-Term Investments 34,558 — — 34,558
Total $ 17,458,416 $ 1,243,662 $ 638,056 $ 19,340,134
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/21
Investment in Securities
Common Stocks $ 87,007 $ 375 $ 51,575 $ (77,539) $ 61,418
Convertible Preferred Stocks 424,227 13,244 263,014 (123,847) 576,638
Total $ 511,234 $ 13,619 $ 314,589 $ (201,386) $ 638,056

T. ROWE PRICE Health Sciences Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 61,418 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
Uncertainty
1%-59% 30% Decrease
Market
comparable
Enterprise
Value to Sales
Multiple
4.8x
– 21.8x
14.1x Increase
Sales Growth
Rate
11%-42% 29% Increase
Enterprise
Value to Gross
Profit Multiple
9.5x
– 15.4x
12.5x Increase
Gross Profit
Growth Rate
13% 13% Increase
Discount
for Lack of
Marketability
10% 10% Decrease
Estimated
Liquidation
Value
Discount
for lack of
collectability
100% 100% Decrease
Convertible
Preferred
Stocks
$ 576,638 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
Cumulative
Preferred
Dividend
Rights
0% - 2% 2% Decrease

T. ROWE PRICE Health Sciences Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F114-054Q3 09/21
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Premium for
Cumulative
Preferred
Dividend
Rights
0% - 1% 1% Increase